Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [line items]
Balance, beginning of year	$ 17.5	$ 25.6
Decrease due to changes in estimates		(0.3)
Settlements	(9.0)	(9.2)
Accretion charges	0.9	1.4
Balance, end of year	9.4	17.5
Current portion	8.7	8.7
Non-current portion	$ 0.7	$ 8.8